Consolidated Balance Sheets - USD ($)		Mar. 31, 2023	Mar. 31, 2022
Current Assets
Cash and cash equivalents		$ 17,368,478	$ 15,524,322
Restricted cash			45,297
Accounts receivable, net		1,344,569	3,333,178
Notes receivable			35,509
Inventories, net		531,254	1,017,527
Advance to suppliers		46,304	50,313
Loan receivable and accrued interest, net			1,581,000
Prepayments, receivables and other current assets, net		230,642	864,709
Total Current Assets		19,521,247	22,451,855
Non-current Assets
Property, plant and equipment, net		962,214	1,227,811
Construction in progress, net			363,078
Intangible assets, net		27,868	38,762
Long-term deposit		8,736,677	9,464,767
Right-of-use assets – operating leases – related party		306,050
Total Non-current Assets		10,032,809	11,094,418
TOTAL ASSETS		29,554,056	33,546,273
Current Liabilities
Short-term borrowings		167,453
Long-term borrowings – current		7,863	11,404
Short-term convertible notes		3,157,492	2,034,947
Accounts payable		1,377,850	1,482,192
Refund liabilities		111,951	122,773
Advance from customers		165,534	77,366
Amounts due to related parties		5,203,762	8,695,702
Accrued expenses and other liabilities		3,142,084	3,529,486
Tax payable		1,104,860	1,167,695
Operating lease liabilities - current – related party		58,089
Total Current Liabilities		14,496,938	17,121,565
Non-current Liabilities
Long-term borrowings		117,862
Operating lease liabilities – non-current – related party		247,961
Total Non-current Liabilities		365,823
TOTAL LIABILITIES		14,862,761	17,121,565
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, unlimited shares authorized, $0.08 par value, 11,434,129 shares issued and outstanding as of March 31, 2023 (2,031,394 shares issued and outstanding as of March 31, 2022)*	[1]	913,785	162,468
Additional paid-in capital		35,588,214	30,994,376
Accumulated deficits		(21,613,133)	(15,688,278)
Accumulated other comprehensive (loss) income		(197,571)	956,142
Total Shareholders’ Equity		14,691,295	16,424,708
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 29,554,056	$ 33,546,273

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022.